Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
United Kingdom | Pension Plan
Defined Contribution Plan Disclosure [Line Items]
Discretionary matching contribution	$ 0.2	$ 0.6